FAIR VALUE MEASURMENTS (Tables)	12 Months Ended
Dec. 31, 2015
FAIR VALUE MEASURMENTS [Abstract]
Schedule of assets and liabilities that are measured at fair value
	December 31, 2015
	Level 1	Level 2	Level 3	Total
Marketable securities	$1,977	$54,770	-	$56,747
Currency options designated as hedging instruments (current liability)	-	$(5)	-	$(5)

	December 31, 2014
	Level 1	Level 2	Level 3	Total
Marketable securities	$7,062	-	-	$7,062

Summary of the changes in the fair value of the financial liabilities classified as Level 3 (the derivative embedded in the convertible loans)

	2014		2013
	Warrants*	Embedded derivatives**	Embedded derivatives
Balance at beginning of year	$-	$1,529	$550
Warrants issued during the year	2,129	-	-
Derivatives embedded in loans received during the year	-	-	215
Changes in fair value during the year	6,365	680	764
Conversion of convertible loans	-	(2,209)	-
Conversion of warrants from preferred A warrants into ordinary share warrants	(8,494)	-	-
Balance at end of year	$-	$-	$1,529

*
On September 17, 2014, as part of the Company's initial public offering all preferred A shares were converted into ordinary shares (see Note 9). As a result, all outstanding warrants to purchase Preferred A shares (see Note 9c) were transformed on that date (“the Conversion Date”) in accordance with their original terms, to warrants to purchase ordinary shares. Based on relevant accounting principles, these warrants are considered equity instruments. Accordingly, on the Conversion Date, those warrants ceased to be accounted for as a liability and were recorded as equity.

The fair value of each of the warrants, on the Conversion Date, was determined by using the Black-Scholes model. The underlying data used for computing the fair value of the warrants were mainly as follows: $6 value of ordinary shares, 0% Dividend yield, 1.45% risk free interest rate, 65% expected volatility and 3.6 years expected term.

**
As the convertible loans have been automatically converted on May 12, 2014, the change in fair value of the embedded derivative represents the difference between the carrying amount of the embedded as of December 31, 2013 and their original amount which have been recorded within the finance expenses. See note 8b.